Stockholders' Equity (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended
	Mar. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Preferred stock, stated value	$ 0.001	$ 0.001
Acquired assets	$ 10,000
Assumed liabilities	$ 48,458
Save on Transport Inc [Member]
Number of preferred shares issued			10,000
Proceeds for issuance of common stock to founder			$ 8,100
Series A Convertible Preferred Stock [Member]
Preferred stock, par value		.001
Preferred stock, stated value		$ 1.00
Dividends payable rate		7.00%
Number of preferred shares issued	4,000,000
Preferred Stock [Member]
Dividends payable rate		130.00%
Debt conversion price, per share		$ 0.0833
Debt conversion beneficial ownership, percent		4.99%
Convertible preferred stock, shares issued upon conversion		48,000,000
Common Stock [Member]
Debt conversion beneficial ownership, percent		19.99%
Number of preferred shares issued	944,120